[redacted]

13003365

NASDAQ

THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

SEP 25 2013

Washington, DC 20549

CERT NAS
File No. 001-36079

_By Electronic Mail_

September 25, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 20, 2013 The Nasdaq Stock Market (the "Exchange") received from CHS Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class B Cumulative Redeemable Preferred Stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery